Shareholder Report, Average Annual Return (Details)		12 Months Ended	22 Months Ended	25 Months Ended	26 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Global Equity - Advisor
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		28.91%					8.79%	8.54%
Global Equity - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		29.22%					9.01%	8.78%
Global Equity - Institutional Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		29.37%					9.10%	8.84%
International Equity - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		22.10%					6.10%	5.90%
International Equity - Institutional Class Z [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		22.21%					6.18%	5.96%
International Equity - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		21.69%					5.76%	5.56%
International Developed Markets Equity - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		22.17%		16.86%
International Carbon Transition Equity - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		23.06%	10.77%
International Small Companies - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		15.57%					4.08%	5.04%
International Small Companies - Institutional Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		15.73%					4.13%	5.07%
International Small Companies - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		15.34%					3.84%	4.79%
Institutional Emerging Markets - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		18.95%					(0.54%)	1.44%
Institutional Emerging Market - Institutional Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		19.07%					(0.44%)	1.59%
Emerging Markets - Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		18.18%					(0.65%)	1.36%
Emerging Markets ex China - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		17.05%			7.65%
Chinese Equity - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		6.15%				(14.02%)
Frontier Emerging Markets - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		26.00%					2.89%	0.18%
Frontier Emerging Markets - Institutional Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		26.13%					3.18%	0.39%
Frontier Emerging Markets - Investor
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		25.43%					2.53%	(0.19%)
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		32.79%					11.08%	9.06%
MSCI All Country World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex US Index
Average Annual Return, Percent		24.33%					5.78%	4.79%
MSCI World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex US Index
Average Annual Return, Percent		23.84%		20.50%
MSCI ACWI ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex US Index
Average Annual Return, Percent		24.33% [1]	12.83%				5.78% [1]	4.79% [1]
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		25.31%					3.93%	3.43%
MSCI Emerging Markets ex China Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex China Index
Average Annual Return, Percent		27.19%			12.59%
MSCI China All Shares Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI China All Shares Index
Average Annual Return, Percent		18.47%				(8.14%)
MSCI Frontier Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Frontier Emerging Markets Index
Average Annual Return, Percent		24.48%					1.19%	0.01%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		22.97%		21.10%
MSCI ACWI ex US Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	[1]	23.73%					6.21%	5.76%

[1]	In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.